Derivative Instruments (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Maximum [Member]
Derivative Instruments [Abstract]
Percentage of anticipated purchases of inventory that may be hedged	100.00%	100.00%
Term of hedge	12 months	12 months
Percentage of non-inventory purchases that may be hedged	90.00%	90.00%
Foreign Currency [Member]
Derivative Instruments [Abstract]
Notional amount of contracts executed | €			€ 0.0
Notional amount			€ 0.0				$ 0.0
Fair value, liability						$ 0.0
Foreign Currency [Member] | Other Current Assets [Member]
Derivative Instruments [Abstract]
Fair value, asset						0.4
Foreign Currency [Member] | Accrued Liabilities [Member]
Derivative Instruments [Abstract]
Fair value, liability						0.0
Foreign Currency [Member] | Purchase [Member]
Derivative Instruments [Abstract]
Notional amount of contracts executed | €	€ 19.7
Notional amount | €	18.0
Foreign Currency [Member] | Sale [Member]
Derivative Instruments [Abstract]
Notional amount of contracts executed | €	21.4
Notional amount | €	€ 19.6
Interest Rate Swaps [Member]
Derivative Instruments [Abstract]
Notional amount						$ 70.0	70.0	$ 70.0
Interest Rate Swaps [Member] | Interest Expense [Member]
Derivative Instruments [Abstract]
Loss reclassified into interest expense		$ 1.5		$ 0.3	$ 0.4
Interest Rate Swaps [Member] | LIBOR [Member]
Derivative Instruments [Abstract]
Interest rate percentage	2.755%					2.755%
Interest Rate Swaps [Member] | Other Long-Term Liabilities [Member]
Derivative Instruments [Abstract]
Fair value, liability						$ 3.7	$ 2.5